Capital structure and financial items - Earnings per share, distributions to shareholders, treasury shares, share capital and other reserves - Share capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning of the year	kr 57,593	kr 51,839	kr 49,815
Cancelled during the period	0	0	0
Balance at the end of the year	63,325	57,593	51,839
Share capital
Disclosure of classes of share capital [line items]
Beginning of the year	480	490	500
Cancelled during the period	(10)	(10)	(10)
Balance at the end of the year	470	480	490
Share capital | A share capital
Disclosure of classes of share capital [line items]
Beginning of the year	107		107
Cancelled during the period	0	0	0
Balance at the end of the year	107	107
Share capital | B share capital
Disclosure of classes of share capital [line items]
Beginning of the year	373		393
Cancelled during the period	(10)	(10)	kr (10)
Balance at the end of the year	kr 363	kr 373